GOODWILL AND INTANGIBLE ASSETS - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 1,993,302	$ 2,137,883	$ 2,146,883
Intangible assets with indefinite lives	345,451	373,455
Intangible assets with definite lives, net of accumulated amortization	209,022	330,477
Total goodwill and intangible assets, net	$ 2,547,775	$ 2,841,815